Expense Example, No Redemption - FidelityFoundersFund-AMCIZPRO - FidelityFoundersFund-AMCIZPRO - Fidelity Founders Fund	Jun. 29, 2024 USD ($)
Fidelity Advisor Founders Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 62
3 Years	195
5 Years	340
10 Years	762
Fidelity Advisor Founders Fund - Class A
Expense Example, No Redemption:
1 Year	673
3 Years	881
5 Years	1,106
10 Years	1,751
Fidelity Advisor Founders Fund - Class C
Expense Example, No Redemption:
1 Year	180
3 Years	557
5 Years	959
10 Years	1,886
Fidelity Advisor Founders Fund - Class M
Expense Example, No Redemption:
1 Year	474
3 Years	736
5 Years	1,017
10 Years	1,819
Fidelity Advisor Founders Fund - Class I
Expense Example, No Redemption:
1 Year	72
3 Years	224
5 Years	390
10 Years	$ 871